Stock-Based Compensation Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Options, Outstanding at December 31, 2010	59
Options, Granted during 2011	1,383
Options, Vested during 2011	(566)
Options, Outstanding at December 31, 2011	876
Weighted- Average GrantDate FairValue, Outstanding at December31, 2010	$ 10.83
Weighted- Average GrantDate FairValue, Granted during 2011	$ 10.56
Weighted- Average GrantDate FairValue, Vested during 2011	$ 10.56
Weighted- Average GrantDate FairValue, Outstanding at December31, 2011	$ 10.56